Income Tax and Deferred Taxes - Components of Income Tax Expense Benefit (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major Components Of Tax Expense Income [Abstract]
Current income tax	$ (47,354,780)	$ (162,820,181)	$ (162,033,295)
Adjustments to current tax from the previous period	(6,304,285)	(1,127,646)	(710,740)
Other current tax benefit / (expense)	(61,507,252)	15,934,106	21,380,071
Current tax expense, net	(115,166,317)	(148,013,721)	(141,363,964)
Benefit / (expense) from deferred taxes for origination and reversal of temporary differences	(43,134,500)	4,671,420	29,960,782
Adjustments for deferred tax of prior periods	4,818,298
Total deferred tax benefit / (expense)	(38,316,202)	4,671,420	29,960,782
Income tax expense	$ (153,482,519)	$ (143,342,301)	$ (111,403,182)